COMMITMENTS AND CONTINGENCIES - Lease Commitment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Rent expenses under operating leases	$ 4,282	$ 4,247	$ 4,461
Future minimum lease payments under non-cancellable operating lease agreements
2018	3,307
2019	828
2020	99
Total	$ 4,234